Share-based Option Plan - Summary of Measurement of Grant Date Fair Value of Share Options (Detail)											12 Months Ended		157 Months Ended
	Aug. 19, 2022 brazilianReal R$ / shares	Aug. 08, 2022 brazilianReal R$ / shares	Jul. 06, 2017 share R$ / shares	Mar. 14, 2017 share R$ / shares	Jul. 01, 2016 brazilianReal R$ / shares	Jul. 01, 2015 share R$ / shares	Jun. 30, 2014 share R$ / shares	Apr. 05, 2011 share R$ / shares	Mar. 24, 2011 share R$ / shares	Dec. 11, 2009 share R$ / shares	Dec. 31, 2023 share brazilianReal numeral R$ / shares	Dec. 31, 2022 share	Dec. 31, 2022 share	Dec. 31, 2021 share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted											2,300,000	18,096,196
Number of share options outstanding in share-based payment arrangement | share											22,312,679	21,191,578	21,191,578	10,426,754
Total granted | numeral											1
December 11, 2009
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per tranche										25.00%
Purchasing period up to (years)										4 years
March 24, 2011
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per tranche									25.00%
Purchasing period up to (years)									4 years
April 5, 2011
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per tranche								25.00%
Purchasing period up to (years)								4 years
June 30, 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per tranche							25.00%
Purchasing period up to (years)							4 years
July 1, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per tranche						25.00%
Purchasing period up to (years)						4 years
July 1, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option exercise price (in R$)					R$ 14.50
Weighted average share price, share options granted					R$ 10.14
Expected volatility, share options granted					43.10%
Expected dividend					1.10%
Average risk-free rate of return					12.20%
Exercise rate per tranche					25.00%
Weighted average remaining contractual life of outstanding share options					0 years
Purchasing period up to (years)					4 years
Granted | brazilianReal					820,250
Number of share options outstanding in share-based payment arrangement | brazilianReal											280,124
Total options available for exercise | brazilianReal											280,124
July 6, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per tranche			25.00%
Purchasing period up to (years)			4 years
March 14, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per tranche				20.00%
Purchasing period up to (years)				5 years
August 8, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option exercise price (in R$)		R$ 11.07
Weighted average share price, share options granted		R$ 8.10
Expected volatility, share options granted		70.00%
Expected dividend		0.00%
Average risk-free rate of return		13.00%
Exercise rate per tranche		25.00%
Weighted average remaining contractual life of outstanding share options		2 years 7 months 6 days
Purchasing period up to (years)		4 years
Granted | brazilianReal		1,774,418
Number of share options outstanding in share-based payment arrangement | brazilianReal											1,731,390
Total options available for exercise | brazilianReal											439,962
August 8, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option exercise price (in R$)		R$ 11.07
Weighted average share price, share options granted		R$ 6.40
Expected volatility, share options granted		68.80%
Expected dividend		0.00%
Average risk-free rate of return		13.20%
Exercise rate per tranche		25.00%
Weighted average remaining contractual life of outstanding share options		1 year 7 months 6 days
Purchasing period up to (years)		4 years
Granted | brazilianReal		1,514,999
Number of share options outstanding in share-based payment arrangement | brazilianReal											1,399,999
Total options available for exercise | brazilianReal											669,500
August 19, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option exercise price (in R$)	R$ 11.07
Weighted average share price, share options granted	R$ 7.39
Expected volatility, share options granted	67.20%
Expected dividend	0.00%
Average risk-free rate of return	13.60%
Exercise rate per tranche	100.00%
Weighted average remaining contractual life of outstanding share options	0 years
Purchasing period up to (years)	1 year
Granted | brazilianReal	4,900,000
Number of share options outstanding in share-based payment arrangement | brazilianReal											4,824,333
Total options available for exercise | brazilianReal											4,824,333
August 19, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option exercise price (in R$)	R$ 11.07
Weighted average share price, share options granted	R$ 11.54
Expected volatility, share options granted	74.60%
Expected dividend	0.00%
Average risk-free rate of return	12.70%
Exercise rate per tranche	33.00%
Weighted average remaining contractual life of outstanding share options	3 years 7 months 6 days
Purchasing period up to (years)	5 years
Granted | brazilianReal	8,900,000
Number of share options outstanding in share-based payment arrangement | brazilianReal											8,900,000
Total options available for exercise | brazilianReal											0
July 7,2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option exercise price (in R$)											R$ 15.60
Weighted average share price, share options granted											R$ 10.80
Expected volatility, share options granted											75.40%
Expected dividend											0.00%
Average risk-free rate of return											11.60%
Exercise rate per tranche											25.00%
Weighted average remaining contractual life of outstanding share options											3 years 6 months
Purchasing period up to (years)											4 years
Granted | brazilianReal											1,800,000
Number of share options outstanding in share-based payment arrangement | brazilianReal											1,783,387
Total options available for exercise | brazilianReal											0
Stock option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted											1,800,000	17,089,417	39,791,376
Number of share options outstanding in share-based payment arrangement | share											20,521,684	19,069,705	19,069,705	3,923,686
Total options available for exercise | share											7,816,370
Stock option plan | December 11, 2009
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option exercise price (in R$)										R$ 3.42
Weighted average share price, share options granted										R$ 1.93
Expected volatility, share options granted										47.70%
Expected dividend										1.10%
Average risk-free rate of return										8.80%
Weighted average remaining contractual life of outstanding share options										0 years
Granted | share										5,032,800
Number of share options outstanding in share-based payment arrangement | share											182,870
Total options available for exercise | share											182,870
Stock option plan | March 24, 2011
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option exercise price (in R$)									R$ 6.44
Weighted average share price, share options granted									R$ 4.16
Expected volatility, share options granted									54.80%
Expected dividend									1.10%
Average risk-free rate of return									12.00%
Weighted average remaining contractual life of outstanding share options									0 years
Granted | share									1,572,000
Number of share options outstanding in share-based payment arrangement | share											84,000
Total options available for exercise | share											84,000
Stock option plan | April 5, 2011
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option exercise price (in R$)								R$ 6.44
Weighted average share price, share options granted								R$ 4.16
Expected volatility, share options granted								54.80%
Expected dividend								1.10%
Average risk-free rate of return								12.00%
Weighted average remaining contractual life of outstanding share options								0 years
Granted | share								656,000
Number of share options outstanding in share-based payment arrangement | share											6,200
Total options available for exercise | share											6,200
Stock option plan | June 30, 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option exercise price (in R$)							R$ 19.15
Weighted average share price, share options granted							R$ 11.01
Expected volatility, share options granted							40.60%
Expected dividend							1.10%
Average risk-free rate of return							12.50%
Weighted average remaining contractual life of outstanding share options							0 years
Granted | share							2,169,122
Number of share options outstanding in share-based payment arrangement | share											708,993
Total options available for exercise | share											708,993
Stock option plan | July 1, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option exercise price (in R$)						R$ 14.51
Weighted average share price, share options granted						R$ 10.82
Expected volatility, share options granted						40.60%
Expected dividend						1.10%
Average risk-free rate of return						15.70%
Weighted average remaining contractual life of outstanding share options						0 years
Granted | share						627,810
Number of share options outstanding in share-based payment arrangement | share											177,592
Total options available for exercise | share											177,592
Stock option plan | July 6, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option exercise price (in R$)			R$ 22.57
Weighted average share price, share options granted			R$ 12.82
Expected volatility, share options granted			43.40%
Expected dividend			1.10%
Average risk-free rate of return			10.30%
Weighted average remaining contractual life of outstanding share options			0 years
Granted | share			680,467
Number of share options outstanding in share-based payment arrangement | share											442,796
Total options available for exercise | share											442,796
Stock option plan | March 14, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Option exercise price (in R$)				R$ 11.85
Weighted average share price, share options granted				R$ 4.82
Expected volatility, share options granted				50.60%
Expected dividend				1.10%
Average risk-free rate of return				11.30%
Weighted average remaining contractual life of outstanding share options				0 years
Granted | share				9,343,510
Number of share options outstanding in share-based payment arrangement | share											0
Total options available for exercise | share											0